Income taxes (Notes)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes
16. Income taxes
The Company provides for income tax expense or benefit based upon pre-tax income or loss reported in the consolidated statements of income (loss) and the provisions of currently enacted tax laws. The Company and its Bermuda subsidiaries are incorporated under the laws of Bermuda and are subject to Bermuda law with respect to taxation. Under current Bermuda law, the Company and its Bermuda subsidiaries are not subject to any income or capital gains taxes in Bermuda. In the event that such taxes are imposed, the Company and its Bermuda subsidiaries would be exempted from any such taxes until March 2035 under the Tax Assurance Certificates issued to such entities pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966, as amended.
The Company has an operating subsidiary incorporated in Bermuda, Third Point Re USA, which made an election to pay tax in the United States of America under Section 953(d) of the U.S. Internal Revenue Code of 1986, as amended. Our non-U.S. subsidiaries would become subject to U.S. federal income tax only to the extent that they derive income from activity that is deemed to be the conduct of a trade or business within the United States.
The Company also has subsidiaries in the United Kingdom, TPRUK and Third Point Re UK, which are subject to applicable taxes in that jurisdiction.
The Company had recorded uncertain tax positions related to certain investment transactions in certain foreign jurisdictions. As of December 31, 2020, the Company had accrued $1.6 million (December 31, 2019 - $1.5 million).
For the years ended December 31, 2020, 2019 and 2018, the Company recorded income tax expense (benefit), as follows:

	2020	2019	2018
Income tax expense (benefit) related to U.S. and U.K. subsidiaries	$8,040	$713	$(10,035)
Change in uncertain tax positions	68	—	(300)
Withholding taxes on certain investment transactions (1)	—	—	6,325
	$8,108	$713	$(4,010)
(1)Prior to the change in the Company’s investment account structure, the Company was subject to withholding taxes on income sourced in the United States and in other countries, subject to each countries’ specific tax regulations. Income subject to withholding taxes included, but is not limited to, dividends, capital gains and interest on certain investments.
The following is a summary of the Company’s income (loss) before income tax expense (benefit) by jurisdiction for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Bermuda	$113,646	$197,973	$(273,697)
United States	38,159	3,245	(47,771)
United Kingdom	161	114	(11)
	$151,966	$201,332	$(321,479)
The Company’s expected income tax provision computed on pre-tax income at the weighted average tax rate has been calculated as the sum of the pre-tax income in each jurisdiction multiplied by that jurisdiction’s applicable statutory tax rate. Statutory tax rates of 0.0%, 21.0% and 19.0% have been used for Bermuda, the United States and the United Kingdom, respectively. As of December 31, 2020, the Company has income tax returns open for examination in the United States for the tax years 2016 through 2019.
The following table presents a reconciliation of expected income taxes to income tax expense (benefit) for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Bermuda (expected tax expense at 0%)	$—	$—	$—
Foreign taxes at local expected rates:
United States	8,013	681	(10,032)
United Kingdom	31	22	(2)
Withholding taxes related to dividend and interest income	—	—	6,325
Uncertain tax positions	68	—	(300)
Non-deductible expenses and other	(4)	10	(1)
	$8,108	$713	$(4,010)
The following table presents the Company’s current and deferred incomes taxes for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Current tax expense	$145	$54	$6,025
Deferred tax expense (benefit)	7,963	659	(10,035)
	$8,108	$713	$(4,010)
The following table presents the tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities as of December 31, 2020, 2019 and 2018:

	2020	2019	2018
Deferred tax assets:
Discounting of loss and loss adjustment expense reserves	$1,027	$786	$534
Unearned premiums	5,543	1,774	1,567
Temporary differences in recognition of expenses	2,462	1,208	1,247
Net operating loss carryforward	10,131	9,282	6,798
Total deferred tax assets	19,163	13,050	10,146

Deferred tax liabilities:
Deferred acquisition costs	8,276	1,379	1,490
Unrealized gains (losses) on investments	10,474	3,366	(405)
Total deferred tax liabilities	18,750	4,745	1,085
Net deferred tax assets	$413	$8,305	$9,061
The deferred tax assets and liabilities as of December 31, 2020 were primarily related to U.S. income tax. To evaluate the recoverability of the deferred tax assets, the Company considers the timing of the reversal of deferred income and expense items as well as the likelihood that the Company will generate sufficient taxable income to realize future tax benefits. The Company believes that it is more likely than not that it will generate sufficient taxable income and realize the future tax benefits in order to recover the deferred assets and, accordingly, no valuation allowance was recorded as of December 31, 2020 and 2019. As of December 31, 2020, deferred tax assets included $48.5 million related to net operating loss carryforwards. A portion of the net operating losses generated prior to January 1, 2018 can be carried forward for twenty years and will begin to expire in 2035. Losses generated after January 1, 2018 can generally be carried forward indefinitely.